Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2019
Derivatives and hedge accounting
Derivatives and hedge accounting

Note 14. Derivatives and hedge accounting

Derivatives by categories

	December 31, 2019			December 31, 2018
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,998	12,367	304,242	3,842	10,207	280,808
Currency-related contracts	2,734	6,933	182,668	2,630	8,799	162,870
Equity-related contracts	236	584	16,387	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	—	172	1,997	—	173	2,108
Total derivatives	6,968	20,056	505,294	6,529	21,934	461,800

of which derivatives used for economic hedges,	December 31, 2019			December 31, 2018
accounted for as held-for-trading under IFRS 9	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,568	11,455	140,829	2,767	7,479	129,470
Currency-related contracts	1,544	4,708	153,707	1,728	5,177	132,610
Equity-related contracts	236	584	16,387	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	0	172	1,997	—	173	2,108
Total derivatives	4,348	16,919	312,920	4,552	15,584	280,202

	December 31, 2019			December 31, 2018
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,430	912	163,413	1,075	2,728	151,338
Currency-related contracts	1,190	2,225	28,961	902	3,622	30,260
Total derivatives	2,620	3,137	192,374	1,977	6,350	181,598
(1)	The nominal amount of the instruments directly affected by the IBOR reform amounts to Skr 87,915 million.

Maturity analysis of the nominal amounts(1) of hedging instruments

	December 31, 2019
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	116	225	2,254	4,960	9,296
Hedge of fixed rate liabilities	—	—	38,724	103,823	3,776
Currency-related contracts
Hedge of fixed rate assets	6	26	644	2,030	430
Hedge of fixed rate liabilities	—	421	7,920	12,876	4,882
(1)	Nominal amounts before off-set.

	December 31, 2018
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	40	40	220	6,769	6,234
Hedge of fixed rate liabilities	10	8,967	34,248	100,167	3,798
Currency-related contracts
Hedge of fixed rate assets	3	12	545	2,195	191
Hedge of fixed rate liabilities	—	3,317	3,672	13,936	5,990
(1)	Nominal amounts before off-set.

Derivatives used as fair value hedge

	December 31, 2019
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	109	567	1,214	2,344	2,122
Cash outflows (liabilities)	-978	-1,517	-1,492	-3,106	40
Net cash inflow(1)	-869	-950	-278	-762	2,162
(1)	For derivatives used as hedging instruments, see contractual flows in note 26.

	December 31, 2018
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	261	518	1,138	2,311	1,858
Cash outflows (liabilities)	-99	-1,064	-1,095	-4,721	-343
Net cash inflow	162	-546	43	-2,410	1,515

The carrying amount of hedged items in fair value hedge relationships, and the accumulated amount of fair value hedge adjustments included in these carrying amounts.

	December 31, 2019		December 31, 2018
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	6,716	547	4,244	499
Loans to credit institutions	332	5	206	3
Loans to the public	14,353	930	12,904	648
Total	21,401	1,482	17,354	1,150

	December 31, 2019		December 31, 2018
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	174,477	4,102	163,172	1,000
Total	174,477	4,102	163,172	1,000

Cash flow hedges reclassified to profit or loss during the year

Skr mn	2019	2018
Interest income	8	25
Interest expense	—	—
Total(1)	8	25
(1)	Relates to previously terminated cash flow hedges where comprehensive income is allocated over the previously hedged item’s remaining -maturity.

It is SEK’s risk management strategy and objective to identify its material foreign currency and interest rate exposures and to manage those exposures with appropriate derivative instruments or non-derivative alternatives. SEK has the intention to, as much as possible, achieve fair value hedge accounting for transactions entered into for economic hedging purposes.

SEK primarily sets interest rate terms based on the various needs and preferences of customers and counterparties. Consequently, assets and liabilities can to some extent have different fixed interest periods, which leads to interest rate risk. Using different derivatives, the original interest rate risk in assets and liabilities are normally transformed from fixed to floating interest terms in currencies with well-functioning markets. EUR, USD and Skr are preferably used. It is SEK’s objective to mitigate the risk of changes in fair value of the underlying hedged item due to changes in benchmark interest rates, i.e., to convert a fixed interest rate in a financial asset or liability into a floating rate. For that SEK uses interest rate swaps, or a proportion of interest rate swaps, swapping fixed to floating interest rates.

SEK’s granting of credits and a large portion of its borrowing can take place in the currency of the borrower’s and investor’s choice. It is therefore seldom that borrowing and lending are made in the same currency and therefore directly balance each other. Differences in exposures to individual currencies that exist between different transactions are fully matched with the aid of various derivatives, primarily currency swaps. It is SEK’s objective to mitigate the risk of changes in fair value due to changes in FX- and interest rates. For example, converting a fixed interest rate in a financial asset or liability into a variable rate financial asset or liability denominated in SEK’s functional currency Skr. For that, SEK uses cross currency interest rate swap or a proportion of these swaps, swapping fixed to floating interest rates in Skr.

Since the 2010s, there is an ongoing reform to replace or amend benchmark interest rates such as LIBOR and other interbank offered rates (“IBOR”). There is still some uncertainty around the timing and precise nature of these changes although great progress has been made during the last year. SEK's exposure that is directly affected by the interest rate benchmark reform is mainly its lending contracts with floating interest rates, its lending and borrowing contracts with fixed interest rates that are hedged to floating interest rates as well as currency swaps to floating interest rates. The main floating interest rate exposures relate to USD LIBOR, STIBOR and EURIBOR. The UK Financial Conduct Authority ('FCA') has communicated that LIBOR will no longer be guaranteed after the end of 2021. For EURIBOR and STIBOR, there has been no such end date communicated. The general perception is that these two benchmark interest rates will continue to exist in the years to come.

SEK currently has contracts referencing USD LIBOR, EURIBOR and STIBOR which extend beyond 2021. Since 2018, SEK has been preparing the company for the benchmark interest rate reform. To increase focus further SEK has established a transition project which manages changes to systems, processes, contracts, pricing and risk models as well as risk mitigation. SEK continues to monitor the work of relevant associations and working groups as well as of new market conventions to ensure an orderly transition to risk-free rates. In applying the amendments to IFRS 9, SEK has assumed that no fallback clauses will be triggered by the interest rate benchmark reform.

For more disclosures regarding SEK’s hedge accounting, see note 29 Risk and Capital Management, Consolidated Statement of Changes in Equity, note 1 Significant accounting policies, and note 4 Net results of financial transactions .

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange-rate, and other exposures, SEK uses, and is a party to, differ-ent kinds of derivative instruments, mostly various interest rate-related and currency exchange-rate-related contracts. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.

SEK uses derivatives to hedge risk exposure inherent in financial assets and liabilities. Derivatives are measured at fair value by using market quoted rates where available. If market quotes are not available, valuation models are used. SEK uses models to adjust the net exposure fair value for changes in counter-parties’ credit quality. The models used include both directly observable and non-observable market parameters.

The majority of SEK’s derivative contracts are what are known as OTC (over the counter) derivatives, i.e., derivative contracts that are not transacted on an exchange. SEK’s derivative transactions that are not transacted on an exchange are entered into under ISDA Master Netting Agreements. In general, under such agreements the amounts owed by each counterparty in respect of all transactions outstanding in the same currency under the agreement are aggregated into a single net amount payable by one party to the other. In certain circumstances, for example when a credit event such as a default occurs and all outstanding transactions under the agreement are terminated, the termination value is assessed and only a single net amount is due or payable in settlement of all transactions. SEK endeavors to only enter into derivatives transactions with counterparties in jurisdictions where such netting is enforceable when such events occur.

The above ISDA arrangements do not meet the criteria for offsetting in the Statement of Financial Position. This is because such agreements create a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of SEK or the counterparties. In addition, SEK and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

The ISDA Master Netting Agreements are complemented by supplementary agreements providing for the collateralization of counterparty exposure. SEK receives and accepts collateral in the form of cash. Such collateral is subject to the standard industry terms of an ISDA Credit Support Annex (CSA).

The disclosures set out in the tables below include financial assets and financial liabilities that are subject to an enforceable master netting arrangement or similar agreement that cover similar financial instruments. SEK only enters into derivative transactions that are subject to enforceable master netting agreements or similar agreements. Derivative assets and derivative liabilities in relation to central clearing counterparties are offset in the Statement of Financial Position.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2019	Dec 31, 2018
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	7,948	7,200
Amounts offset in the Statement of Financial Position	-980	-671
Net amounts of financial assets presented in the Statement of Financial Position	6,968	6,529
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,799	-4,324
Cash collateral received	-2,352	-1,805
Net amount	817	400

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2019	Dec 31, 2018
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	21,036	22,648
Amounts offset in the Statement of Financial Position	-980	-714
Net amounts of financial liabilities presented in the Statement of Financial Position	20,056	21,934
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,799	-4,324
Cash collateral paid	-15,871	-15,537
Net amount	386	2,073